Average Annual Total Returns{- Fidelity® International Discovery Fund} - 10.31 Fidelity International Discovery Fund Retail PRO-07 - Fidelity® International Discovery Fund	Fidelity International Discovery Fund-Retail Class Return Before Taxes Past 1 year	Fidelity International Discovery Fund-Retail Class Return Before Taxes Past 5 years	Fidelity International Discovery Fund-Retail Class Return Before Taxes Past 10 years	Fidelity International Discovery Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity International Discovery Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity International Discovery Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity International Discovery Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity International Discovery Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity International Discovery Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	21.39%	9.75%	7.36%	20.45%	9.01%	6.89%	13.49%	7.69%	5.96%	8.02%	7.67%	5.69%